Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 02, 2013
LVIP Invesco V.I. Equity and Income RPM Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Invesco V.I. Equity and Income RPM Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Invesco V.I. Equity and Income RPM Fund (the “Fund”) is to seek capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and AFFE are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the Invesco V.I. Equity and Income Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay. Under normal circumstances, the Fund invests at least 80% of its assets, determined at the time of purchase, in a portfolio of investments that provide exposure to equity securities.

Underlying Fund Strategy. The Underlying Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other investments that have economic characteristics similar to such securities. The Underlying Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Underlying Fund invests are large-capitalization issuers.

The Underlying Fund, under normal conditions, invests at least 65% of its net assets in income-producing equity investments. The Underlying Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Underlying Fund’s objectives. It is the current operating policy of the Underlying Fund to invest in debt securities rated investment grade. It is also the operating policy of the Underlying Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s or BBB by S&P, or in unrated securities determined by the Underlying Fund management to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics. The Underlying Fund may invest up to 15% of its net assets in real estate investment trusts (“REITs”). The Underlying Fund may also invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.

The Underlying Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options. The Underlying Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Underlying Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Underlying Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index*) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Underlying Fund management focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Underlying Fund management emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Underlying Fund may dispose of a security when the security reaches the Underlying Fund management’s estimate of fair value or when the Underlying Fund management identifies a more attractive investment opportunity.

RPM Strategy. The Fund’s adviser will also employ an actively managed risk-management overlay. This risk portfolio management strategy or “RPM strategy” consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are highly correlated to the Fund’s equity exposure. Although the adviser is permitted to invest up to 20% in the RPM strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the RPM strategy. The RPM strategy is separate and distinct from any riders or features of your insurance contract.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level, i.e., volatility. “Volatility” in this context means variance in the Fund’s investment returns. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the RPM strategy.

The adviser’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

In addition to holding short positions in exchange-traded futures, where market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 80% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The Investment Company Act of 1940 (the “1940 Act”) and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage. In addition, the Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The Fund is non-diversified for purposes of the 1940 Act and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the Underlying Fund, which is a diversified fund, the Fund has exposure to a diversified mix of equity securities (stocks) and fixed income securities (bonds).

		* Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell 1000® is a trademark of Russell Investment Group.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of an underlying fund, the Fund is exposed to the same investments as those made by the Underlying Fund. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Fund. The Fund’s investment performance is affected by the Underlying Fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in part, on the Underlying Fund’s ability to meet its investment objective. The following risks reflect the Fund’s principal risks, which include the Underlying Fund’s principal risks.
  Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Convertible Bond Risk: The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.
  Credit Risk: Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
  Depository Receipts Risk: Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depository Receipts (ADRs). Depository receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
  Derivatives Risk: Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
  Foreign Securities Risk: Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Income Stocks Risk: Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Selection Risk: Selection risk is the risk that the securities selected will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.
  Market Risk: The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Real Estate and REIT Risk: Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations.
  Value Stocks Risk: Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Leverage Risk: Investment in certain futures contracts may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on futures contracts may exceed the amount invested.
  Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.
  Non-Diversification Risk: When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: When a fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, the fund’s value may decrease because of a single investment or a small number of investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is expected to commence operations on October 2, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is expected to commence operations on October 2, 2013. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
LVIP Invesco V.I. Equity and Income RPM Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.56%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	420
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	420
LVIP Invesco V.I. Equity and Income RPM Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	1.91%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses (After Fee Waiver and Expense Reimbursement)	rr_NetExpensesOverAssets	1.17%
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	528
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 528

[1]	Other Expenses and AFFE are based on estimates for the current fiscal year.
[2]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.50% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.15% of the Fund's average daily net assets for the Standard Class (and 0.50% for the Service Class). Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.